Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The following table describes movements in the Company’s long-term debt balance:

Balance, January 1, 2017	3,545,777
Repayments	(57,279)
Accretion of deferred financing fees	161,766
Principal portion of gain on debt settlement	(20,168)
Impact of foreign exchange	58,322
Balance, December 31, 2017	3,688,418

As at	Dec 31, 2017	Dec 31, 2016
Term Loan Facilities (a)
- USD term loan	1,061,500	1,089,000
- GBP term loan	651,086	609,099
- Revolver	—	—
Bridge Facilities (b)	100,832	134,444
9.5% Senior Notes (c)	790,000	790,000
7% Senior Notes (d)	735,000	735,000
9% Senior Secured Notes (e)	350,000	350,000
Balance outstanding	3,688,418	3,707,543
Less: deferred financing costs	—	(161,766)
Total long-term debt	3,688,418	3,545,777
Less: current portion	(3,688,418)	(76,492)
Long-term portion	—	3,469,285

The commencement of the CBCA proceedings resulted in an event of default under the Concordia International Credit Agreement which includes the term loan facilities, the indentures governing the Company's 9% senior secured notes and 9.5% unsecured senior notes and the Currency Swaps. As a result of the foregoing events of default, a cross default was triggered under the indenture governing the 7% unsecured senior notes and the extended bridge facility, however any demand for payment of this debt has been stayed by the preliminary interim order granted by the Court in the CBCA proceedings. The Company has accelerated the accretion of the deferred financing fees associated with all of the Company's lending arrangements during the fourth quarter of 2017. As part of the CBCA proceedings the Company has terminated the $200 million revolving facility under the Concordia International Credit Agreement, which was undrawn at the time of termination.

As discussed in Note 2, during the CBCA proceedings the Company has been and intends to continue to make scheduled, ordinary course interest and principal payments under its secured debt facilities, described in (a) and (e) below, and the Currency Swaps, as applicable. Conversely, during the CBCA proceedings, the Company has not made scheduled payments on its unsecured debt facilities, described in (b), (c) and (d) below. See Note 2 for a discussion on the stay of proceedings applicable to the Company's debt agreements.

(a)
On October 21, 2015 (the "Closing Date") the Company, through a wholly owned subsidiary, completed the acquisition of 100% of the outstanding shares of Amdipharm Mercury Limited (the "Concordia International Acquisition") from Cinven, a European private equity firm, and certain other sellers (collectively the "Vendors"). To finance the Concordia International Acquisition, the Company entered into a credit agreement (the “Concordia International Credit Agreement") on October 21, 2015 pursuant to which a syndicate of lenders made available secured term loans in the aggregate amounts of $1.1 billion in one tranche (the “USD Term Loan”) and £500 million in a separate tranche (the “GBP Term Loan”, and together with the USD Term Loan, the “Term Loans”). In addition, the Concordia International Credit Agreement provided for a secured revolving loan of up to $200 million which commitment was terminated during the fourth quarter of 2017 as part of the Company's CBCA proceedings.  All obligations of the Company under the Term Loans are guaranteed by all current and future material subsidiaries of the Company and include security of first priority interests in the assets of the Company and its material subsidiaries. The Term Loans contain a maturity date of October 21, 2021, have variable interest rates and require quarterly principal repayments. During 2017, the Company made principal payments of $27,500 and £12,500 on the USD Term Loan and GBP Term Loan, respectively. In addition commencing in 2017, the Term Loans may require certain principal repayments calculated by reference to the Company’s excess cash flow as defined in the Concordia International Credit Agreement, calculated annually in respect of the prior year. No payments calculated by reference to the Company's excess cash flow were required to be made during 2017 with respect to 2016 and none are expected to be made in 2018 with respect to 2017. In addition, any payments that would be due as a result of the excess cash flow calculation would be stayed by the CBCA preliminary interim order. Interest rates on the Term Loans are calculated based on LIBOR plus applicable margins, with a LIBOR floor of 1%. Interest expense on the Term Loans for the year ended December 31, 2017 was $104,024 (2016 - $99,713; 2015 - $24,486). Commencing in 2017 the quarterly principal repayments on the Term Loans increased from a rate of 0.25% to 0.625%, and in 2019 increase to 1.25%.

(b)
On the Closing Date a syndicate of lenders also provided the Company with a senior unsecured equity bridge term loan facility of $135 million (the “Extended Bridge Loans”) and a senior unsecured equity bridge term loan facility of $45 million (the “Equity Bridge Loans” and together with the Extended Bridge Loans, the “Bridge Facilities”). All obligations of the Company under the Bridge Facilities, subject to certain customary exceptions, are guaranteed by all material subsidiaries of the Company. The Extended Bridge Loans have a seven year term to maturity and an interest rate of 9.5% for two years. As the Extended Bridge Loans were not repaid on October 21, 2017, the interest rate increased to 11.5%. Through to October 21, 2018, lenders holding the Extended Bridge Loans may make a proposal for an offering of new securities ("Refinancing Securities") which Refinancing Securities may carry a weighted average effective yield that is up to 150 basis points greater than 11.5%. On or after October 21, 2018 the lenders holding the Extended Bridge Loans may request the exchange of the Extended Bridge Loans into bonds ("Exchange Notes") with a maturity date of October 21, 2022 and bearing interest of 11.5%. The Equity Bridge Loans had a two year term to maturity and an interest rate of 9.5%. The Bridge Facilities can be repaid in full or in part at any time. In December 2015 the Company made a principal payment of $45,000 on the Bridge Facilities which was allocated pro rata between the outstanding principal of the Bridge Facilities. Interest expense on the Bridge Facilities was $13,158 for the year ended December 31, 2017 (2016 - $12,991; 2015 - $4,551).

During the fourth quarter of 2017, the Company agreed to settle the $34 million of principal and accrued interest due under the Equity Bridge Loans for $13 million. As a result of the settlement and extinguishment of the remaining debt, a gain of $21 million was reflected in gain on debt settlement in the consolidated statements of loss.

(c)
On the Closing Date, the Company issued at par $790 million 9.5% senior unsecured notes due October 21, 2022 (the “October 2015 Notes”). The October 2015 Notes require no payment of principal throughout their term. Interest on the October 2015 Notes is payable semi-annually on June 15th and December 15th of each year. Interest expense on the October 2015 Notes was $75,207 for the year ended December 31, 2017 (2016 - $75,050; 2015 - $15,472).

(d)
In connection with the acquisition of a portfolio of products from Covis Pharma S.à R.L. and Covis Injectables S.à R.L. on April 21, 2015 (the "Covis Acquisition"), the Company issued at par $735 million 7.00% senior unsecured notes due April 21, 2023 (the “Covis Notes”). The Covis Notes require no payment of principal throughout their term. Interest on the Covis Notes is payable semi-annually on April 15th and October 15th of each year. Interest expense on the Covis Notes was $51,831 for the year ended December 31, 2017 (2016 - $51,450; 2015 - $37,609).

(e)
On October 13, 2016, the Company issued at par $350 million 9.00% senior secured first lien notes due April 1, 2022 (the "Secured Notes"). The Secured Notes require no payment of principal throughout their term. Interest on the Secured Notes is payable semi-annually on April 1st and October 1st of each year. Interest expense on the Secured Notes was $31,500 for the year ended December 31, 2017 (2016 - $7,000; 2015 - $nil).

Disclosure of detailed information about interest expense

Interest expense

	2017	2016	2015
Interest expense paid or payable in cash	275,720	246,204	91,228
Interest expense on Currency Swaps (Note 13)	62,973	20,337	—
Non-cash items:
Accretion of deferred financing fees	26,503	30,064	8,086
Accelerated accretion of deferred financing fees	137,588	—	26,323
Other non-cash interest	4,010	4,085	3,558
Interest and accretion expense	506,794	300,690	129,195